Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Information
Segment Information

Note 5: Segment Information

For a detailed discussion of the Company’s principles regarding its operating segments refer to Note 15 of the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

The following tables present the Company’s operating segment results for the three and nine months ended September 30, 2013 and 2012:

	Three months ended September 30, 2013
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$819.8	$331.1	$331.4	$18.8	$1,501.1
Product sales and other	96.9	15.3	92.8	13.2	218.2
Equity earnings in affiliates (a)	—	—	7.4	—	7.4
Total segment reporting revenues	$916.7	$346.4	$431.6	$32.0	$1,726.7
Internal revenue	$5.8	$9.1	$2.6	$—	$17.5
External revenue	$910.9	$337.3	$429.0	$32.0	$1,709.2
Depreciation and amortization	$114.1	$82.5	$65.0	$9.4	$271.0
Segment EBITDA	$410.3	$162.7	$126.0	$(71.9)	$627.1
Other operating expenses and other income (expense) excluding divestitures	$(16.8)	$(3.5)	$(7.3)	$(18.7)	$(46.3)

	Three months ended September 30, 2012
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$807.6	$334.5	$321.9	$19.3	$1,483.3
Product sales and other	102.6	12.6	95.8	9.1	220.1
Equity earnings in affiliates (a)	—	—	9.3	—	9.3
Total segment reporting revenues	$910.2	$347.1	$427.0	$28.4	$1,712.7
Internal revenue	$5.4	$7.8	$2.3	$—	$15.5
External revenue	$904.8	$339.3	$424.7	$28.4	$1,697.2
Depreciation and amortization	$125.5	$83.6	$69.9	$10.4	$289.4
Segment EBITDA	$409.4	$149.5	$119.5	$(69.9)	$608.5
Other operating expenses and other income (expense) excluding divestitures	$(21.9)	$—	$(5.4)	$(31.9)	$(59.2)

	Nine months ended September 30, 2013
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,414.6	$979.5	$973.0	$57.0	$4,424.1
Product sales and other	291.7	34.7	269.5	33.5	629.4
Equity earnings in affiliates (a)	—	—	22.6	—	22.6
Total segment reporting revenues	$2,706.3	$1,014.2	$1,265.1	$90.5	$5,076.1
Internal revenue	$16.7	$25.5	$7.5	$—	$49.7
External revenue	$2,689.6	$988.7	$1,257.6	$90.5	$5,026.4
Depreciation and amortization	$338.2	$245.7	$198.5	$34.7	$817.1
Segment EBITDA	$1,193.8	$446.5	$341.6	$(201.7)	$1,780.2
Other operating expenses and other income (expense) excluding divestitures	$10.8	$(8.4)	$18.1	$(89.7)	$(69.2)

	Nine months ended September 30, 2012
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,363.4	$1,011.4	$952.6	$66.3	$4,393.7
Product sales and other	308.0	30.0	276.0	30.8	644.8
Equity earnings in affiliates (a)	—	—	27.9	—	27.9
Total segment reporting revenues	$2,671.4	$1,041.4	$1,256.5	$97.1	$5,066.4
Internal revenue	$14.9	$23.4	$6.8	$—	$45.1
External revenue	$2,656.5	$1,018.0	$1,249.7	$97.1	$5,021.3
Depreciation and amortization	$391.5	$255.5	$213.2	$33.5	$893.7
Segment EBITDA	$1,176.6	$457.2	$332.4	$(186.0)	$1,780.2
Other operating expenses and other income (expense) excluding divestitures	$(28.8)	$(5.1)	$(25.7)	$(52.4)	$(112.0)

A reconciliation of reportable segment amounts to the Company’s consolidated balances is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Segment Revenues:
Total reported segments	$1,694.7	$1,684.3	$4,985.6	$4,969.3
All Other and Corporate	32.0	28.4	90.5	97.1
Adjustment to reconcile to Adjusted revenue:
Official check and money order revenues (b)	(0.8)	(2.3)	(3.2)	(11.9)
Eliminations of intersegment revenues	(17.5)	(15.5)	(49.7)	(45.1)
Adjusted revenue	1,708.4	1,694.9	5,023.2	5,009.4
Adjustments to reconcile to Consolidated revenues:
Adjustments for non-wholly-owned entities (c)	3.0	11.8	26.3	48.5
Official check and money order revenues (b)	0.8	2.3	3.2	11.9
ISO commission expense	123.5	120.6	362.6	355.7
Reimbursable debit network fees, postage and other	876.4	844.4	2,596.5	2,498.0
Consolidated revenues	$2,712.1	$2,674.0	$8,011.8	$7,923.5
Segment EBITDA:
Total reported segments	$699.0	$678.4	$1,981.9	$1,966.2
All Other and Corporate	(71.9)	(69.9)	(201.7)	(186.0)
Adjusted EBITDA	627.1	608.5	1,780.2	1,780.2
Adjustments to reconcile to “Net loss attributable to First Data Corporation”:
Adjustments for non-wholly-owned entities (c)	0.5	4.1	3.2	3.8
Depreciation and amortization	(271.3)	(293.5)	(818.2)	(897.1)
Interest expense	(469.0)	(488.6)	(1,410.2)	(1,430.4)
Interest income	2.7	2.1	8.0	6.3
Other items (d)	(49.8)	(70.8)	(86.4)	(137.1)
Income tax (expense) benefit	(28.6)	69.4	(101.7)	252.3
Stock-based compensation	(5.5)	(3.4)	(36.1)	(10.4)
Official check and money order EBITDA (b)	0.4	1.4	1.9	6.2
Costs of alliance conversions	(17.8)	(22.8)	(59.1)	(56.5)
KKR related items	(8.3)	(8.4)	(24.4)	(25.2)
Debt issuance costs	0.1	(10.0)	(3.2)	(14.0)
Net loss attributable to First Data Corporation	$(219.5)	$(212.0)	$(746.0)	$(521.9)

(a)                  Excludes equity losses that were recorded in expense and the amortization related to the excess of the investment balance over the Company’s proportionate share of the investee’s net book value for the International segment.

(b)                  Represents an adjustment to exclude the official check and money order businesses from revenue and EBITDA due to the Company’s wind down of these businesses.

(c)                   Represents the net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA within the Retail and Alliance Services segment, equity earnings in affiliates included in International segment revenue and amortization related to equity method investments not included in segment EBITDA.

(d)                  Includes restructuring, certain retention bonuses, litigation and regulatory settlements, and impairments as applicable to the periods presented and “Other income (expense)” as presented in the Consolidated Statements of Operations.

Segment assets are as follows:

(in millions)	As of September 30, 2013	As of December 31, 2012
Assets:
Retail and Alliance Services	$25,607.6	$25,885.7
Financial Services	4,192.3	4,477.1
International	5,061.4	5,305.7
All Other and Corporate	1,982.4	2,230.5
Consolidated	$36,843.7	$37,899.0

A reconciliation of reportable segment depreciation and amortization amounts to the Company’s consolidated balances in the Consolidated Statements of Cash Flows is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Depreciation and amortization:
Total reported segments	$261.6	$279.0	$782.4	$860.2
All Other and Corporate	9.4	10.4	34.7	33.5
	271.0	289.4	817.1	893.7
Adjustments to reconcile to consolidated depreciation and amortization:
Adjustments for non-wholly-owned entities	20.0	25.5	60.3	76.7
Amortization of initial payments for new contracts	10.4	12.0	30.7	33.7
Total consolidated depreciation and amortization	$301.4	$326.9	$908.1	$1,004.1

Note 15: Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by a company’s chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. First Data’s CODM is its Chief Executive Officer. The Company is organized in three segments: Retail and Alliance Services, Financial Services and International.

The business segment measurements provided to and evaluated by the CODM are computed in accordance with the principles listed below.

•                          The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies.

•                           Segment results exclude divested businesses.

•                          Segment revenue includes equity earnings in affiliates (excluding amortization expense) and intersegment revenue. Retail and Alliance Services segment revenue does not include equity earnings because it is reported using proportionate consolidation as described below.

•                          Segment revenue excludes reimbursable debit network fees, postage and other revenue.

•                          Segment earnings before net interest expense, income taxes, depreciation and amortization (“EBITDA”) includes equity earnings in affiliates and excludes depreciation and amortization expense, net income attributable to noncontrolling interests, other operating expenses and other income (expense). Retail and Alliance Services segment EBITDA does not include equity earnings because it is reported using proportionate consolidation as described below. Additionally, segment EBITDA is adjusted for items similar to certain of those used in calculating the Company’s compliance with debt covenants. The additional items that are adjusted to determine segment EBITDA are:

•                           stock based compensation and related expense is excluded;

•                           official check and money order businesses’ EBITDA are excluded;

•                           expenses related to the reorganization of global application development resources (applicable to 2010 ), expenses associated with domestic data center consolidation initiatives and planned workforce reduction expenses (applicable to 2010 ), certain platform development and other costs directly associated with the termination of the Chase Paymentech Solutions alliance, and expenses related to the conversion of certain BAMS alliance merchant clients onto the Company’s platforms all of which are considered nonrecurring projects (excludes costs accrued in purchase accounting).  Effective October 1, 2011, First Data and Bank of America N.A. (“the Bank”) jointly decided to have First Data operate the Bank’s legacy settlement platform.  Transition costs associated with the revised strategy are also excluded from segment EBITDA.

•                           debt issuance costs are excluded and represent costs associated with issuing debt and modifying the Company’s debt structure;

•                           KKR related items include annual sponsor and other fees for management, consulting, financial and other advisory services.

•                          Retail and Alliance Services segment revenue and EBITDA are reflected based on the Company’s proportionate share of the results of its investments in businesses accounted for under the equity method and consolidated subsidiaries with noncontrolling ownership interests. In addition, Retail and Alliance Services segment measures reflect commission payments to certain ISO’s, which are treated as an expense in the Consolidated Statements of Operations, as contra revenue to be consistent with revenue share arrangements with other ISO’s that are recorded as contra revenue.

•                          Corporate operations include administrative and shared service functions such as the executive group, legal, tax, treasury, internal audit, accounting, human resources, information technology and procurement. Costs incurred by Corporate that are directly attributable to a segment are allocated to the respective segment. Administrative, shared service and certain information technology costs are retained by Corporate.

The following tables present the Company’s operating segment results for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31, 2012
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$3,198.8	$1,350.0	$1,291.2	$85.2	$5,925.2
Product sales and other	404.0	40.1	391.0	39.8	874.9
Equity earnings in affiliates (a)	—	—	36.2	—	36.2
Total segment reporting revenues	$3,602.8	$1,390.1	$1,718.4	$125.0	$6,836.3
Internal revenue	$20.2	$31.5	$9.9	$—	$61.6
External revenue	3,582.6	1,358.6	1,708.5	125.0	6,774.7
Depreciation and amortization	520.1	337.2	282.9	45.1	1,185.3
Segment EBITDA	1,594.8	603.1	483.8	(246.0)	2,435.7
Other operating expenses and other income (expense) excluding divestitures	(29.1)	(5.1)	(24.3)	(64.0)	(122.5)
Expenditures for long-lived assets	25.1	49.2	163.9	132.1	370.3
Equity earnings in affiliates	137.8	—	20.4	—	158.2
Investment in unconsolidated affiliates	1,219.6	—	193.5	—	1,413.1

	Year ended December 31, 2011
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,974.5	$1,350.0	$1,337.9	$108.3	$5,770.7
Product sales and other	407.5	29.5	388.8	32.9	858.7
Equity earnings in affiliates (a)	—	—	34.6	—	34.6
Total segment reporting revenues	$3,382.0	$1,379.5	$1,761.3	$141.2	$6,664.0
Internal revenue	$17.5	$37.8	$9.8	$—	$65.1
External revenue	3,364.5	1,341.7	1,751.5	141.2	6,598.9
Depreciation and amortization	571.1	347.7	222.7	45.1	1,186.6
Segment EBITDA	1,407.5	593.5	454.3	(206.8)	2,248.5
Other operating expenses and other income (expense) excluding divestitures	(0.4)	(10.5)	(12.1)	45.8	22.8
Expenditures for long-lived assets	33.4	60.0	168.0	143.4	404.8
Equity earnings in affiliates	118.5	—	34.9	—	153.4
Investment in unconsolidated affiliates	1,288.9	—	201.7	—	1,490.6

	Year ended December 31, 2010
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,923.9	$1,362.2	$1,237.5	$126.8	$5,650.4
Product sales and other	390.9	46.8	353.9	23.9	815.5
Equity earnings in affiliates (a)	—	—	29.4	—	29.4
Total segment reporting revenues	$3,314.8	$1,409.0	$1,620.8	$150.7	$6,495.3
Internal revenue	$18.0	$36.0	$8.4	$—	$62.4
External revenue	3,296.8	1,373.0	1,612.4	150.7	6,432.9
Depreciation and amortization	676.2	362.9	289.9	51.2	1,380.2
Segment EBITDA	1,322.3	553.0	329.8	(178.1)	2,027.0
Other operating expenses and other income (expense) excluding divestitures	(60.2)	(8.5)	(26.4)	(21.0)	(116.1)
Expenditures for long-lived assets	27.9	69.9	171.3	100.6	369.7
Equity earnings in affiliates	104.8	—	12.5	—	117.3
Investment in unconsolidated affiliates	1,013.5	—	194.7	—	1,208.2

A reconciliation of reportable segment amounts to the Company’s consolidated balances is as follows:

	Year ended December 31,
(in millions)	2012	2011	2010
Segment Revenues:
Total reported segments	$6,711.3	$6,522.8	$6,344.6
All Other and Corporate	125.0	141.2	150.7
Adjustments to reconcile to Adjusted revenue:
Official check and money order revenues (b)	(12.7)	(9.9)	8.0
Eliminations of intersegment revenues	(61.6)	(65.1)	(62.4)
Adjusted revenue	6,762.0	6,589.0	6,440.9
Adjustments to reconcile to Consolidated revenues:
Adjustments for non-wholly-owned entities (c)	73.2	179.7	224.1
Official check and money order revenues	12.7	9.9	(8.0)
ISO commission expense	470.9	403.5	333.8
Reimbursable debit network fees, postage and other	3,361.5	3,531.5	3,389.6
Consolidated revenues	$10,680.3	$10,713.6	$10,380.4
Segment EBITDA:
Total reported segments	$2,681.7	$2,455.3	$2,205.1
All Other and Corporate	(246.0)	(206.8)	(178.1)
Adjusted EBITDA	2,435.7	2,248.5	2,027.0
Adjustments to reconcile to Net loss attributable to First Data Corporation:
Divested businesses	—	—	1.1
Adjustments for non-wholly-owned entities (c)	6.8	59.5	34.3
Depreciation and amortization	(1,191.6)	(1,245.0)	(1,414.4)
Interest expense	(1,897.8)	(1,833.1)	(1,796.6)
Interest income	8.8	7.9	7.8
Other items (d)	(156.9)	62.4	(97.4)
Income tax benefit	224.0	270.1	323.8
Stock based compensation	(11.8)	(16.9)	(16.1)
Official check and money order EBITDA (b)	6.4	(0.5)	(21.2)
Costs of alliance conversions	(77.2)	(28.4)	(25.7)
Stock plan modification expenses	—	—	(7.8)
KKR related items	(33.6)	(37.4)	(28.5)
Debt issuance costs	(13.7)	(3.2)	(8.1)
Net loss attributable to First Data Corporation	$(700.9)	$(516.1)	$(1,021.8)

(a)                  Excludes equity losses that were recorded in expense and the amortization related to the excess of the investment balance over the Company’s proportionate share of the investee’s net book value for the International segment.

(b)                  Represents an adjustment to exclude the official check and money order businesses from revenue and EBITDA due to the Company’s wind down of these businesses.

(c)                   Net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA within the Retail and Alliance Services segment, equity earnings in affiliates included in International segment revenue and amortization related to equity method investments not included in segment EBITDA.

(d)                  Includes restructuring, litigation and regulatory settlements and impairments as applicable to the periods presented and “Other income (expense)” as presented in the Consolidated Statement of Operations.

Segment assets are as follows:

	As of December 31,
(in millions)	2012	2011
Assets:
Retail and Alliance Services	$25,885.7	$27,882.2
Financial Services	4,477.1	4,647.8
International	5,305.7	5,332.9
All Other and Corporate	2,230.5	2,413.4
Consolidated	$37,899.0	$40,276.3

A reconciliation of reportable segment depreciation and amortization amounts to the Company’s consolidated balances in the Consolidated Statements of Cash Flows is as follows:

	Year ended December 31,
(in millions)	2012	2011	2010
Depreciation and Amortization:
Total reported segments	$1,140.2	$1,141.5	$1,329.0
All Other and Corporate	45.1	45.1	51.2
	1,185.3	1,186.6	1,380.2
Adjustments to reconcile to consolidated depreciation and amortization:
Adjustments for non-wholly-owned entities	101.1	115.1	107.2
Amortization of initial payments for new contracts	44.5	42.5	38.6
Total consolidated depreciation and amortization	$1,330.9	$1,344.2	$1,526.0

Information concerning principal geographic areas was as follows:

(in millions)	United States	International	Total
Revenues
2012	$9,046.0	$1,634.3	$10,680.3
2011	9,026.3	1,687.3	10,713.6
2010	8,806.8	1,573.6	10,380.4
Long-Lived Assets
2012	$20,594.9	$3,128.3	$23,723.2
2011	21,154.6	3,290.5	24,445.1
2010	21,979.0	3,424.6	25,403.6

“International” represents businesses of significance, which have local currency as their functional currency regardless of the segments to which the associated revenues and long-lived assets applied.